Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments made during the period:
Income tax and social contribution	$ 86.9	$ 42.3	$ 23.3
Interest	173.2	188.1	212.7
Non-cash financing and investing transactions
Non-controlling purchase options	22.2
Inventory [member]
Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing	14.1
Property, plant and equipment, transfer to pool parts inventory			(29.5)
Write off on Property, plant and equipment by transfer to pool parts inventory	(18.2)	(21.6)
Property, plant and equipment, transfer for providing for the sale of inventory	(38.4)	$ (38.5)	$ (112.7)
Non-controlling purchase options	$ 22.2